FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: September 30, 2002

                          Check here if Amendment [ ]:

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:


                   Name: Atlantic Investment Management, Inc.

            Address: 666 Fifth Avenue, 34th Floor, New York, NY 10103
           -----------------------------------------------------------



                         Form 13F File Number: 028-06437

             The institutional investment manager filing this report
          and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Alexander J. Roepers
         -----------------------

Title:   President
         -----------------------

Phone:   212-484-5050
         -----------------------

Signature, Place, and Date of Signing:

/s/ Alexander J. Roepers                 New York, NY          November 14, 2002
---------------------------        ------------------------   ------------------
[Signature]                            [City, State]                 [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F Summary Page

                                 Report Summary


Number of Other Included Managers:        None

Form 13F Information Table Entry Total:   8

Form 13F Information Table Value Total:   $65,466   (thousands)


CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THE PUBLIC FORM 13F REPORT AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.


List of Other Included Managers:          None


                                             FORM 13F INFORMATION TABLE


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    Column 1                   Column 2     Column 3    Column 4       Column 5         Column 6    Column 7         Column 8

                               Title of      CUSIP       Value     Shares or  SH/ Put/  Investment   Other        Voting Authority
  Name of Issuer                Class                  (x$1000)    Prin. Amt. PRN Call  Discretion   Managers  Sole    Shared   None
------------------------------------------------------------------------------------------------------------------------------------

Textron Inc.                     COM        883203101   $ 12,276     360,000  SH         SOLE                    360,000
Owens Illinois Inc.              COM        690768403   $ 10,414     920,000  SH         SOLE                    920,000
Tidewater Inc.                   COM        886423102   $  9,390     347,900  SH         SOLE                    347,900
Flowserve Corp.                  COM        34354P105   $  9,300     930,000  SH         SOLE                    930,000
Halliburton Co.                  COM        406216101   $  8,456     655,000  SH         SOLE                    655,000
Park Place Entertainment Corp.   COM        700690100   $  8,427   1,060,000  SH         SOLE                  1,060,000
PepsiAmericas Inc.               COM        71343P200   $  5,451     383,900  SH         SOLE                    383,900
Aptargroup Inc.                  COM        038336103   $  1,752      65,200  SH         SOLE                     65,200